Pay vs Performance Disclosure - USD ($)	12 Months Ended		24 Months Ended
	Jul. 03, 2026	Jun. 27, 2025	Jul. 03, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information about the relationship between executive “compensation actually paid” (as computed in accordance with SEC rules) and certain financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, please see the section entitled “Compensation Discussion and Analysis” beginning on page 38.
The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO named executive officers (collectively, the “Other NEOs”) as presented in the “Fiscal 2026 Summary Compensation Table” above; (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K under the Exchange Act; (iii) certain financial performance measures; and (iv) the relationship between the “compensation actually paid” and those financial performance measures.

					Value of Initial Fixed $100 Investment Based on:

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Sandisk TSR ($)(3)	PHLX Semiconductor Sector Total Return Index ($)(4)	Net Income (in millions) ($)(5)	Revenue (in millions) ($)(6)
2026	10,456,161	2,696,511,780	3,394,290	566,184,934	3,464	249	11,433	20,248
2025	22,919,536	40,783,700	4,802,826	8,503,714	94	108	(1,641)	7,355

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The PEO was Mr. Goeckeler for all fiscal years above. The Other NEOs were: Messrs. Visoso, Ilkbahar, and Shek. The dollar amounts reported are the amounts reported for the PEO, or the average of the amounts reported for the Other NEOs, in the “Total” column in our applicable Summary Compensation Table.
Peer Group Issuers, Footnote	The peer group used for this purpose is the PHLX Semiconductor Sector Total Return Index.
PEO Total Compensation Amount	$ 10,456,161	$ 22,919,536
PEO Actually Paid Compensation Amount	$ 2,696,511,780	40,783,700
Adjustment To PEO Compensation, Footnote	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the “compensation actually paid” amounts from the Summary Compensation Table. The Summary Compensation Table amounts and the “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our executives, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. As reflected in the table below, pursuant to the applicable rules, the amounts in the “Stock Awards” column in the applicable Summary Compensation Table are subtracted from the amounts in the “Total” column and the values reflected in the table below are added or subtracted, as applicable.

	Fiscal 2026

	PEO ($)	Other NEOs ($)

Summary Compensation Table Total ($)(a)	10,456,161	3,394,290
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(9,014,351)	(2,712,009)
(Minus): Change in Pension Value	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	445,105,875	125,289,837
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	2,212,887,537	426,713,228
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	37,076,558	13,499,588
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
“Compensation Actually Paid” Amounts (as calculated)	2,696,511,780	566,184,934
(a)Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.

Non-PEO NEO Average Total Compensation Amount	$ 3,394,290	4,802,826
Non-PEO NEO Average Compensation Actually Paid Amount	$ 566,184,934	8,503,714
Adjustment to Non-PEO NEO Compensation Footnote	The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the “compensation actually paid” amounts from the Summary Compensation Table. The Summary Compensation Table amounts and the “compensation actually paid” amounts do not reflect the actual amount of compensation earned by or paid to our executives, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. As reflected in the table below, pursuant to the applicable rules, the amounts in the “Stock Awards” column in the applicable Summary Compensation Table are subtracted from the amounts in the “Total” column and the values reflected in the table below are added or subtracted, as applicable.

	Fiscal 2026

	PEO ($)	Other NEOs ($)

Summary Compensation Table Total ($)(a)	10,456,161	3,394,290
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(9,014,351)	(2,712,009)
(Minus): Change in Pension Value	—	—
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	445,105,875	125,289,837
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	2,212,887,537	426,713,228
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	37,076,558	13,499,588
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
“Compensation Actually Paid” Amounts (as calculated)	2,696,511,780	566,184,934
(a)Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The amounts shown with respect to our Other NEOs are the average amounts for such Other NEOs, as a group.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income (Loss)

CAP to PEO ($)	Average CAP to Non-PEO NEOs ($)	Net Income Loss ($ millions)

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Revenue

CAP to PEO ($)	Average CAP to Non-PEO NEOs ($)	Revenue ($ millions)

Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus Company TSR and Peer Group TSR

CAP to PEO ($)	Average CAP to Non-PEO NEOs ($)	Company TSR ($)	Peer Group TSR ($)

Tabular List, Table
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis,” the metrics that we use for our 2026 STI program were selected to incentivize our named executive officers to create value for our stockholders. The most important financial performance measures used to link executive compensation actually paid to our named executive officers to our company’s performance for fiscal 2026 are as follows:
•Revenue
•Non-GAAP Operating Income

Total Shareholder Return Amount		94	$ 3,464
Peer Group Total Shareholder Return Amount		108	$ 249
Net Income (Loss)	$ 11,433,000,000	$ (1,641,000,000)
Company Selected Measure Amount	20,248,000,000	7,355,000,000
PEO Name	Mr. Goeckeler
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,014,351)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,105,875
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,212,887,537
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,076,558
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,712,009)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,289,837
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	426,713,228
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,499,588
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0